Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Accounting Policies [Abstract]
Components and parts	$ 6,850	$ 8,591
Finished products	2,144	3,862
Total inventory, net	$ 8,994	$ 12,453